Shareholders’ Equity - Schedule of Loss Per Share Calculated Using the Weighted Average Number of Ordinary Shares and Pre-Funded Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Per Share Calculated Using the Weighted Average Number of Ordinary Shares and Pre-Funded Warrants [Abstract]
Loss for the period (in Dollars)	$ 11,053	$ 11,286	$ 14,976
Total number of Ordinary Shares	24,252,096	15,652,176	11,338,940
Weighted average number of Ordinary Shares and pre-funded warrants	18,515,545	12,095,477	10,794,594
Basic loss per share (in Dollars per share)	$ (0.6)	$ (0.93)	$ (1.39)
Diluted loss per share (in Dollars per share)	$ (0.6)	$ (0.93)	$ (1.39)